CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $) In Thousands	Total	Preferred Shares [Member]	Common Stock [Member]	Common Stock Warrant [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2009	$ 3,787				$ 7		$ 3,780
Net income	1,569						1,569
1 For 32 Reverse Split			(10)		10
Balance at Dec. 31, 2010 (Originally Stated [Member])	5,356		10		(3)		5,349
Balance (Restatement Adjustment [Member])	5,356				7		5,349
Net income	4,061						4,061
Reverse recapitalization	(380)	(389)			9
Net proceeds from private placement	10,537	10,138		399
Conversion of preferred stock		(9,749)	10		9,739
Exercise of common stock warrants				(399)	399
Repurchase of common stock	(4,250)					(4,250)
Balance at Dec. 31, 2011	15,324		10		10,154	(4,250)	9,410
Net income	6,702						6,702
Equity based compensation	478				478
Exercise of common stock warrants	230				230
Balance at Dec. 31, 2012	$ 22,734		$ 10		$ 10,862	$ (4,250)	$ 16,112